                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 33-39242

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 43                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-6247

     Amendment No. 43                                                [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
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               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MO 64111
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                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: May 1, 2006

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 2006 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing  (Post-Effective  Amendment No. 43) is to extend the date of effectiveness of the  Registrant's  previously filed  Post-Effective
Amendment  No. 40 to May 1, 2006.  Post-Effective  Amendment  No. 40  originally requested effectiveness as of April 19, 2006.

This  Post-Effective  Amendment No. 43 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 40.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized,  in the City of Kansas  City,  State of  Missouri on the 18th day of
April, 2006.

                              AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
                              (Registrant)

                              By: /*/ William M. Lyons
                                  ------------------------------------------
                                  William M. Lyons
                                  President and Principal Executive Officer

    Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                            TITLE                           DATE
---------                            -----                           ----

*William M. Lyons          President                             April 18, 2006
----------------------     and Principal Executive Officer
William M. Lyons

*Maryanne Roepke           Senior Vice President,                April 18, 2006
----------------------     Treasurer and Chief
Maryanne Roepke            Financial Officer

*James E. Stowers, Jr.     Co-Vice Chairman of the               April 18, 2006
----------------------     Board and Director
James E. Stowers, Jr.

*James E. Stowers III      Co-Vice Chairman of the               April 18, 2006
----------------------     Board and Director
James E. Stowers III

*Thomas A. Brown           Director                              April 18, 2006
----------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.     Director                              April 18, 2006
----------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock          Director                              April 18, 2006
----------------------
D. D. (Del) Hock

*Donald H. Pratt           Chairman of the Board                 April 18, 2006
----------------------     and Director
Donald H. Pratt

*Gale E. Sayers            Director                              April 18, 2006
----------------------
Gale E. Sayers

*M. Jeannine Strandjord    Director                              April 18, 2006
----------------------
M. Jeannine Strandjord

*Timothy S. Webster        Director                              April 18, 2006
----------------------
Timothy S. Webster

*By:   /s/ Kathleen Gunja Nelson
       ------------------------------------------
       Kathleen Gunja Nelson
       Attorney-in-Fact
       (pursuant to a Power of
       Attorney dated December 13, 2005)